Expense Example, No Redemption - The Hartford Global Real Asset Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 205
Expense Example, No Redemption, 3 Years	700
Expense Example, No Redemption, 5 Years	1,221
Expense Example, No Redemption, 10 Years	$ 2,652